RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related party balances

	2018	2019
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from JinkoPower for sales of solar modules and others	522,619,737	484,317,935
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	127,779,355	36,185,644
Accounts receivable from Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”, in which JinkoSolar owns 30% equity interests)	25,368,631	—
Subtotal	675,767,723	520,503,579
Notes receivables from related parties:
Notes receivables from JinkoPower for provision of guarantee	—	18,628,574

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	—	75,234
Other receivables from JinkoPower for miscellaneous transactions	8,296,133	21,995,622
Prepayments to JinkoPower for outsourcing services	55,514,313	32,247,424
Other receivables from JinkoPower for provision of guarantee	3,919,423	—
Subtotal	67,729,869	54,318,280
Other assets from related parties:
Guarantee receivables due from JinkoPower	144,983,745	96,753,306

Accounts payable due to a related party:
Accounts payable due to subsidiaries of Renesola Zhejiang Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	698,043	—
Accounts payable due to Jinko-Tiansheng	—	36,309,710

Advances from related parties:
Advances from JinkoPower for sales of solar modules	910,086	748,615

Notes payables due to related parties:
Notes payables due to JinkoPower	35,000,000	—

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	9,704,152	10,784,038
Other payables due to JinkoPower for payments on behalf of the Company	11,058,987	2,343,314
Other payables of travel and other business expense reimbursement to executive directors who are also shareholders	55,457	—
Subtotal	20,818,596	13,127,352
(1)	Mr Xianshou Li, chairman and chief executive officer of Renesola is the brother of Mr Xiande Li, chairman of the board of directors of the Company.
(2)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.
(3)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of Transactions with Related Parties

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV (an associate entity)	1,219,803,260	1,416,020,214	144,287,938
Revenue from sales of products to JinkoPower	453,251,266	38,895,833	7,812,477
Income of financing guarantees	64,225,858	26,229,524	18,574,433
Rental services provided to JinkoPower	2,142,018	2,177,280	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	6,474,041	47,388	-

Purchase of raw materials from related partie
Raw materials purchased from a subsidiary of ReneSola	2,866,904	—	-

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	8,375,075	19,741,927	39,565,882
Solar project management service provided by JinkoPower	2,735,269	20,842,153	23,266,889
Construction service of solar project provided by JinkoPower	—	25,769,137	8,935,653
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304